Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 9,067,000	$ 5,600,000
Section 174 research and development capitalization	2,490,000	1,807,000
Research credits	1,535,000	1,364,000
Fixed assets and intangible assets	401,000	321,000
Right of use asset	(613,000)	(598,000)
Lease liability, net	657,000	634,000
Accruals and others	66,000	42,000
Net deferred tax assets	13,603,000	9,170,000
Less: valuation allowance	(13,603,000)	(9,170,000)
Net deferred tax assets